Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Condensed Statement of Income Captions [Line Items]
Net income		$ 79,366	$ 23,291
Items that will not be reclassified to profit in subsequent periods:
Actuarial loss on health plan obligation ($nil tax effect)		(716)	(204)
Items that may be reclassified to profit in subsequent periods:
Foreign currency translation adjustment (net of tax effect)		130,293	(90,526)
Other comprehensive income (loss)		128,635	(89,271)
Comprehensive income (loss)		208,001	(65,980)
Comprehensive income (loss) attributable to:
Owners of the Company		206,980	(64,689)
Non-controlling interest		1,021	(1,291)
Convertible Debentures
Items that will not be reclassified to profit in subsequent periods:
Unrealized gain (loss) due to change in credit risk		0	103
Gold Notes
Items that will not be reclassified to profit in subsequent periods:
Unrealized gain (loss) due to change in credit risk	[1]	$ (942)	$ 1,356

[1]	The tax effect of the unrealized gain (loss) on Gold Notes due to changes in implied credit spread for the year-ended December 31, 2025, was a recovery of $349 (December 31, 2024 - expense of $506).